Disposals of subsidiaries - Schedule of Net Assets of Subsidiary Disposed of and their Financial Impacts (Details) - Discontinued operations [member] - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Feb. 28, 2025	Jun. 30, 2024	Dec. 31, 2023	Oct. 31, 2023	May 31, 2023
Shenzhen Miaoyan Medical Technology Investment Co., Ltd. [Member]
Disposals of subsidiaries - Schedule of Net Assets of Subsidiary Disposed of and their Financial Impacts (Details) [Line Items]
Property, plant and equipment						¥ (25)
Intangible assets						6
Deferred tax assets						6
Prepayments						192
Investment in associate						860
Trade and other receivables						20,294
Cash and cash equivalents						26
Trade payables and other payables						(16,558)
Contract liability						(13)
Income tax liabilities						209
Reserve						(5)
Net assets of subsidiary						4,992
Loss on disposal of subsidiary						(3,092)
Cash consideration						¥ 1,900
Ningbo Beilun Pengai Aesthetic Medical Clinic Co., Ltd. [Member]
Disposals of subsidiaries - Schedule of Net Assets of Subsidiary Disposed of and their Financial Impacts (Details) [Line Items]
Property, plant and equipment					¥ 543
Intangible assets					24
Trade and other receivables					508
Cash and cash equivalents					76
Trade payables and other payables					(995)
Net assets of subsidiary					156
Loss on disposal of subsidiary					(156)
Cash consideration					¥ 0
Stargaze Wealth Limited [Member]
Disposals of subsidiaries - Schedule of Net Assets of Subsidiary Disposed of and their Financial Impacts (Details) [Line Items]
Property, plant and equipment				¥ 842
Prepayments				1
Asset held-for-sale				1,083
Trade and other receivables				16,690
Cash and cash equivalents				974
Trade payables and other payables				(18,114)
Exchange reserve				136
Net assets of subsidiary				1,612
Loss on disposal of subsidiary				(1,612)
Cash consideration				¥ 0
Shanghai Pengai Medical Technology Co., Ltd [Member]
Disposals of subsidiaries - Schedule of Net Assets of Subsidiary Disposed of and their Financial Impacts (Details) [Line Items]
Deferred tax assets			¥ 65
Trade and other receivables			3,583
Cash and cash equivalents			1
Trade payables and other payables			(1,543)
Net assets of subsidiary			2,106
Loss on disposal of subsidiary			(2,106)
Cash consideration			¥ 0
Shanghai Pengai xiuqi Aesthetic Medical Hospital Co., Ltd [Member]
Disposals of subsidiaries - Schedule of Net Assets of Subsidiary Disposed of and their Financial Impacts (Details) [Line Items]
Property, plant and equipment	¥ 420
Intangible assets	756
Goodwill	3,223
Deferred tax assets	1,787
Inventories	15
Trade and other receivables	822
Amounts due from related parties	500
Trade payables and other payables	(3,044)
Contract liability	(439)
Net assets of subsidiary	4,040
Loss on disposal of subsidiary	(4,040)
Cash consideration	¥ 0
Newa Medical Aesthetics Limited [Member]
Disposals of subsidiaries - Schedule of Net Assets of Subsidiary Disposed of and their Financial Impacts (Details) [Line Items]
Property, plant and equipment		¥ 1,107
Deferred tax assets		379
Inventories		73
Trade and other receivables		627
Trade payables and other payables		(327)
Exchange reserve		1,502
Contract liability		(11)
Income tax liabilities		(982)
Reserve		788
Net assets of subsidiary		3,156
Loss on disposal of subsidiary		(3,156)
Cash consideration		¥ 0